Parent Company Only Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash on deposit with Peoples Bank	$ 11,758	$ 8,512
Investment in Peoples Bank	9,256	24,827
Other assets	6,959	4,557
Total assets	693,453	691,845
Liabilities and stockholders' equity
Total liabilities	626,692	624,194
Common stock	361	361
Additional paid in capital	5,229	5,189
Accumulated other comprehensive income	(3,151)	2,339
Retained earnings	65,519	60,817
Treasury stock	(1,197)	(1,055)
Total stockholders' equity	66,761	67,651	62,960
Total liabilities and stockholders' equity	693,453	691,845
Parent Company [Member]
Assets
Cash on deposit with Peoples Bank	142	1
Investment in Peoples Bank	66,301	67,321
Dividends receivable from Peoples Bank	626	539
Other assets	597	405
Total assets	67,666	68,266
Liabilities and stockholders' equity
Dividends payable	625	539
Other liabilities	279	76
Total liabilities	904	615
Common stock	361	361
Additional paid in capital	5,230	5,189
Accumulated other comprehensive income	(3,151)	2,339
Retained earnings	65,519	60,817
Treasury stock	(1,197)	(1,055)
Total stockholders' equity	66,762	67,651
Total liabilities and stockholders' equity	$ 67,666	$ 68,266